Goodwill and Other Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and other intangible assets, net
Goodwill	$ 43,218,000	$ 40,628,000
Other intangible assets subject to amortization, other than goodwill	2,843,000	2,496,000
Other intangibles subject to amortization:
Gross carrying amount customer relationships	9,045,000	9,045,000
Accumulated amortization customer relationships	(6,798,000)	(6,549,000)
Gross carrying amount of other intangible assets	1,441,000
Accumulated amortization other intangible assets	(845,000)
Other intangible assets subject to amortization, net	2,843,000	2,496,000
Other intangibles not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000,000	17,000,000
Total other intangible assets, net	19,843,000	19,496,000
Current amortization expense and future amortization expense
Amortization expense of other amortizable intangible assets	1,095,000	250,000	930,000
Future amortization expense year one	810,000
Future amortization expense year two	267,000
Future amortization expense year three	267,000
Future amortization expense year four	252,000
Future amortization expense year five	250,000
Pork Segment [Member]
Goodwill and other intangible assets, net
Goodwill	40,628,000
Commodity Trading and Milling [Member]
Goodwill and other intangible assets, net
Goodwill	2,590,000
Other intangible assets subject to amortization, other than goodwill	596,000
Other intangibles subject to amortization:
Other intangible assets subject to amortization, net	$ 596,000